Components of Interest Expense (Table Text Block)	12 Months Ended
Mar. 31, 2013
Interest Expense, Borrowings [Abstract]
Interest Expense
Interest Expense
Components of interest expense include the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Interest expense	$66,159	$63,523	$60,701
Capitalized interest	(415)	(221)	(425)
Amortization of transaction costs	4,133	4,428	4,249
Interest expense resulting from derivatives	20,819	22,641	23,856
Total interest expense	$90,696	$90,371	$88,381

Interest paid in cash, including payments related to derivative contracts, amounted to $84.6 million, $87.0 million and $84.7 million for fiscal 2013, 2012 and 2011, respectively.